Average Annual Total Returns - Xtrackers High Beta High Yield Bond ETF	Xtrackers High Beta High Yield Bond ETF before tax Inception Date	Xtrackers High Beta High Yield Bond ETF before tax 1 Year	Xtrackers High Beta High Yield Bond ETF before tax Since Inception	Xtrackers High Beta High Yield Bond ETF After tax on distributions 1 Year	Xtrackers High Beta High Yield Bond ETF After tax on distributions Since Inception	Xtrackers High Beta High Yield Bond ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers High Beta High Yield Bond ETF After tax on distributions and sale of fund shares Since Inception	Solactive USD High Yield Corporates Total Market High Beta Index 1 Year	Solactive USD High Yield Corporates Total Market High Beta Index Since Inception	Solactive USD High Yield Corporates Total Market Index 1 Year	Solactive USD High Yield Corporates Total Market Index Since Inception
Total	Jan. 11, 2018	5.67%	5.80%	2.59%	2.85%	3.20%	3.12%	5.22%	5.72%	5.17%	5.58%